Consolidated Statements of Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Costs and Expenses, Related Party	$ 23,817	$ 21,804	$ 19,086
Time charter and voyage expenses - related parties	8,689	8,610	7,995
Debt Related Commitment Fees and Debt Issuance Costs	$ 875	$ 3,627	$ 108